T. ROWE PRICE High Yield Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 5.9% (1)
Airlines 0.5%
AAdvantage Loyalty IP, FRN, 3M USD LIBOR + 4.75%, 9.558%,
4/20/28  9,195 9,410
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 9.996%,
6/21/27  14,909 15,509
United Airlines, FRN, 3M USD LIBOR + 3.75%, 8.568%, 4/21/28  9,403 9,373
34,292
Automotive 0.2%
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 7.635%, 2/5/26  14,459 13,905
13,905
Broadcasting 0.2%
Diamond Sports Group, FRN, 1M TSFR + 0.00%, 5/25/26 (2) 5,496 5,120
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.485%, 10/11/29 (3)
(4) 6,400 6,272
11,392
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M USD LIBOR + 4.75%, 9.385%,
3/11/26  10,070 9,914
9,914
Information Technology 0.3%
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 10.135%, 2/27/26  3,800 3,693
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 10.885%, 8/31/29  3,290 3,159
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.135%, 4/23/29  15,551 14,909
21,761
Services 2.1%
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 8.118%,
12/11/28  20,518 19,232
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.385%,
12/10/29  31,260 27,099
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.188%, 6/4/29  7,980 5,922
UKG, FRN, 3M USD LIBOR + 3.25%, 8.032%, 5/4/26  28,343 27,748
UKG, FRN, 3M USD LIBOR + 5.25%, 10.032%, 5/3/27  66,960 65,007
145,008
Wireless Communications 2.4%
Asurion, FRN, 1M USD LIBOR + 3.25%, 7.885%, 7/31/27  23,010 21,423
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/31/28  69,714 59,327
Asurion, FRN, 1M USD LIBOR + 5.25%, 9.885%, 1/20/29  100,360 85,406
166,156
Total Bank Loans (Cost $436,980) 402,428

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.5%
Gaming 0.0%
New Cotai Participation, Class B (3)(4)(5) — —
—
Health Care 0.2%
Avantor (4) 626 15,245
15,245
Information Technology 0.1%
TE Connectivity  54 6,914
6,914
Metals & Mining 0.2%
Constellium (4) 928 14,846
14,846
Total Common Stocks (Cost $29,523) 37,005
CONVERTIBLE BONDS 0.1%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 5,632
Total Convertible Bonds (Cost $7,823) 5,632
CONVERTIBLE PREFERRED STOCKS 1.3%
Energy 0.5%
NuStar Energy, VR, 10.75% (5)(6) 1,200 35,389
35,389
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (3)(4) 47 —
—
Health Care 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  289 14,018
14,018
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,963 (4)(7) 9 8,504
8,504
Manufacturing 0.2%
Danaher, Series B, 5.00%, 4/15/23  11 13,181
13,181

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Utilities 0.3%
NextEra Energy, 5.279%, 3/1/23  408 19,403
19,403
Total Convertible Preferred Stocks (Cost $84,762) 90,495
CORPORATE BONDS 89.6%
Aerospace & Defense 1.6%
Spirit AeroSystems, 9.375%, 11/30/29 (5) 6,855 7,249
TransDigm, 5.50%, 11/15/27  14,435 13,262
TransDigm, 6.25%, 3/15/26 (5) 49,085 48,410
TransDigm, 6.375%, 6/15/26  18,145 17,601
TransDigm, 6.75%, 8/15/28 (5) 19,570 19,448
TransDigm, 7.50%, 3/15/27  3,100 3,061
109,031
Airlines 2.6%
American Airlines, 5.50%, 4/20/26 (5) 32,695 31,878
American Airlines, 5.75%, 4/20/29 (5) 27,295 25,930
American Airlines, 11.75%, 7/15/25 (5) 39,467 43,216
Delta Air Lines, 7.375%, 1/15/26  19,150 19,677
Mileage Plus Holdings, 6.50%, 6/20/27 (5) 22,698 22,641
United Airlines, 4.625%, 4/15/29 (5) 20,425 18,127
VistaJet Malta Finance, 6.375%, 2/1/30 (5) 7,855 6,893
VistaJet Malta Finance, 7.875%, 5/1/27 (5) 8,000 7,630
175,992
Automotive 6.6%
Adient Global Holdings, 8.25%, 4/15/31 (5) 10,880 10,880
Clarios Global, 8.50%, 5/15/27 (5) 45,015 44,734
Dana, 4.25%, 9/1/30  1,980 1,594
Dana, 5.625%, 6/15/28  37,970 34,648
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (5) 8,920 6,735
Ford Motor, 6.10%, 8/19/32  81,660 76,471
Ford Motor, 7.45%, 7/16/31  1,725 1,788
Ford Motor, 9.625%, 4/22/30  12,640 14,547
Ford Motor Credit, 4.95%, 5/28/27  17,635 16,461
Ford Motor Credit, 6.95%, 3/6/26  9,010 9,033
Ford Motor Credit, 7.35%, 11/4/27  22,265 22,561
Ford Motor Credit, 7.35%, 3/6/30  15,470 15,661
Goodyear Tire & Rubber, 5.00%, 7/15/29  8,185 7,121
Goodyear Tire & Rubber, 5.25%, 4/30/31  17,000 14,577
Goodyear Tire & Rubber, 5.25%, 7/15/31  27,450 23,367
Goodyear Tire & Rubber, 5.625%, 4/30/33  19,830 16,855
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (5) 8,600 7,396
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (5) 11,905 11,726
LCM Investments Holdings II, 4.875%, 5/1/29 (5) 14,475 11,761

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Metis Merger Sub, 6.50%, 5/15/29 (5) 17,185 13,877
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (5) 94,485 92,595
454,388
Broadcasting 5.6%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (5) 14,825 12,008
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (5) 28,775 23,919
CMG Media, 8.875%, 12/15/27 (5) 30,270 20,205
Gray Escrow II, 5.375%, 11/15/31 (5) 22,685 16,759
iHeartCommunications, 8.375%, 5/1/27  98,614 86,780
Lamar Media, 4.00%, 2/15/30  1,966 1,686
Lamar Media, 4.875%, 1/15/29  17,994 16,599
Neptune Bidco U.S., 9.29%, 4/15/29 (5) 21,125 19,910
Outfront Media Capital, 4.25%, 1/15/29 (5) 3,940 3,241
Outfront Media Capital, 6.25%, 6/15/25 (5) 5,695 5,638
Scripps Escrow, 5.875%, 7/15/27 (5) 23,615 18,892
Sirius XM Radio, 3.875%, 9/1/31 (5) 13,145 10,220
Sirius XM Radio, 4.00%, 7/15/28 (5) 32,360 27,668
Sirius XM Radio, 4.125%, 7/1/30 (5) 31,305 25,514
Sirius XM Radio, 5.00%, 8/1/27 (5) 10,570 9,698
Stagwell Global, 5.625%, 8/15/29 (5) 42,175 36,060
Townsquare Media, 6.875%, 2/1/26 (5) 17,445 15,984
Univision Communications, 4.50%, 5/1/29 (5) 7,945 6,654
Univision Communications, 6.625%, 6/1/27 (5) 15,540 14,802
Univision Communications, 7.375%, 6/30/30 (5) 15,625 14,766
387,003
Building & Real Estate 1.2%
Brookfield Residential Properties, 6.25%, 9/15/27 (5) 8,075 7,076
Castle U.K. Finco, 7.00%, 5/15/29 (GBP) (5) 4,675 4,410
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 36,100 33,934
Howard Hughes, 4.125%, 2/1/29 (5) 17,145 14,316
Howard Hughes, 4.375%, 2/1/31 (5) 9,185 7,428
Howard Hughes, 5.375%, 8/1/28 (5) 19,485 17,658
84,822
Building Products 1.5%
Advanced Drainage Systems, 6.375%, 6/15/30 (5) 5,590 5,338
New Enterprise Stone & Lime, 5.25%, 7/15/28 (5) 16,005 14,605
PGT Innovations, 4.375%, 10/1/29 (5) 21,325 17,833
Specialty Building Products Holdings, 6.375%, 9/30/26 (5) 15,155 13,886
SRS Distribution, 6.00%, 12/1/29 (5) 12,995 10,818
Summit Materials, 5.25%, 1/15/29 (5) 24,640 22,669
Summit Materials, 6.50%, 3/15/27 (5) 17,880 17,478
102,627
Cable Operators 7.8%
Altice Financing, 5.00%, 1/15/28 (5) 34,150 28,387
Altice Financing, 5.75%, 8/15/29 (5) 21,665 17,657

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Altice France, 5.50%, 10/15/29 (5) 18,935 14,746
Altice France Holding, 6.00%, 2/15/28 (5) 62,220 42,776
Altice France Holding, 10.50%, 5/15/27 (5) 20,540 17,125
C&W Senior Financing, 6.875%, 9/15/27 (5) 21,285 19,305
CCO Holdings, 4.50%, 8/15/30 (5) 21,590 17,758
CCO Holdings, 4.50%, 6/1/33 (5) 29,195 22,626
CCO Holdings, 5.375%, 6/1/29 (5) 7,733 6,882
CCO Holdings, 6.375%, 9/1/29 (5) 74,500 69,378
CCO Holdings, 7.375%, 3/1/31 (5) 36,835 35,730
CSC Holdings, 5.75%, 1/15/30 (5) 20,960 12,000
CSC Holdings, 6.50%, 2/1/29 (5) 34,835 29,436
CSC Holdings, 7.50%, 4/1/28 (5) 24,805 16,557
DIRECTV Financing, 5.875%, 8/15/27 (5) 12,670 11,340
DISH DBS, 5.125%, 6/1/29  15,475 9,130
DISH DBS, 5.25%, 12/1/26 (5) 11,695 9,736
DISH DBS, 5.75%, 12/1/28 (5) 16,650 13,237
DISH DBS, 7.375%, 7/1/28  12,155 8,265
DISH DBS, 7.75%, 7/1/26  25,315 19,651
DISH Network, 11.75%, 11/15/27 (5) 26,755 27,123
GCI, 4.75%, 10/15/28 (5) 16,575 14,192
LCPR Senior Secured Financing, 6.75%, 10/15/27 (5) 4,977 4,604
Netflix, 6.375%, 5/15/29  9,810 10,178
Radiate Holdco, 6.50%, 9/15/28 (5) 15,550 7,386
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (5) 59,140 48,790
533,995
Chemicals 1.8%
Avient, 7.125%, 8/1/30 (5) 16,805 16,847
Compass Minerals International, 6.75%, 12/1/27 (5) 2,765 2,620
CVR Partners, 6.125%, 6/15/28 (5) 23,275 20,656
GPD, 10.125%, 4/1/26 (5) 21,890 19,619
Methanex, 5.125%, 10/15/27  8,088 7,582
Methanex, 5.25%, 12/15/29  7,440 6,808
Methanex, 5.65%, 12/1/44  6,149 4,981
Tronox, 4.625%, 3/15/29 (5) 12,575 10,249
Univar Solutions USA, 5.125%, 12/1/27 (5) 19,935 18,963
WR Grace Holdings, 5.625%, 8/15/29 (5) 19,050 15,288
123,613
Consumer Products 0.3%
Kontoor Brands, 4.125%, 11/15/29 (5) 8,920 7,582
Life Time, 5.75%, 1/15/26 (5) 996 951
Wolverine World Wide, 4.00%, 8/15/29 (5) 17,155 13,789
22,322
Container 1.4%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (5) 27,180 21,744
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (5) 14,395 13,891

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ball, 6.875%, 3/15/28  23,845 24,113
Sealed Air, 5.00%, 4/15/29 (5) 6,720 6,166
Sealed Air, 6.125%, 2/1/28 (5) 7,795 7,659
Sealed Air, 6.875%, 7/15/33 (5) 7,000 7,122
Trivium Packaging Finance, 8.50%, 8/15/27 (5) 14,240 13,528
94,223
Energy 10.8%
Aethon United BR, 8.25%, 2/15/26 (5) 7,350 7,038
Antero Resources, 7.625%, 2/1/29 (5) 3,402 3,428
Archrock Partners, 6.875%, 4/1/27 (5) 11,435 11,035
Cheniere Energy Partners, 4.00%, 3/1/31  24,850 21,433
Chesapeake Energy, 6.75%, 4/15/29 (5) 31,105 30,133
CITGO Petroleum, 7.00%, 6/15/25 (5) 22,285 21,951
Comstock Resources, 5.875%, 1/15/30 (5) 14,255 12,259
Comstock Resources, 6.75%, 3/1/29 (5) 9,155 8,423
Crescent Energy Finance, 7.25%, 5/1/26 (5) 30,380 28,102
Crescent Energy Finance, 9.25%, 2/15/28 (5) 7,200 7,002
Crestwood Midstream Partners, 6.00%, 2/1/29 (5) 6,010 5,469
Crestwood Midstream Partners, 7.375%, 2/1/31 (5) 13,848 13,467
DCP Midstream Operating, 6.75%, 9/15/37 (5) 17,875 19,006
DCP Midstream Operating, 8.125%, 8/16/30  8,515 9,430
Endeavor Energy Resources, 5.75%, 1/30/28 (5) 14,198 13,630
Ferrellgas, 5.375%, 4/1/26 (5) 16,640 14,976
Ferrellgas, 5.875%, 4/1/29 (5) 17,310 14,108
Gulfport Energy, 8.00%, 5/17/26 (5) 11,970 11,611
Hilcorp Energy I, 5.75%, 2/1/29 (5) 8,357 7,563
Hilcorp Energy I, 6.00%, 4/15/30 (5) 5,865 5,308
Hilcorp Energy I, 6.00%, 2/1/31 (5) 10,390 9,325
Hilcorp Energy I, 6.25%, 4/15/32 (5) 5,720 5,162
Kinetik Holdings, 5.875%, 6/15/30 (5) 37,200 34,436
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (5) 41,585 39,818
NGL Energy Operating, 7.50%, 2/1/26 (5) 28,961 27,585
NuStar Logistics, 5.625%, 4/28/27  11,880 11,048
NuStar Logistics, 5.75%, 10/1/25  11,428 11,028
Occidental Petroleum, 6.20%, 3/15/40  26,120 25,598
Occidental Petroleum, 6.375%, 9/1/28  9,005 9,073
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,316
Occidental Petroleum, 6.625%, 9/1/30  5,865 6,026
Occidental Petroleum, 7.50%, 5/1/31  7,500 8,006
Occidental Petroleum, 7.875%, 9/15/31  4,847 5,253
Occidental Petroleum, 7.95%, 6/15/39  19,810 21,741
Occidental Petroleum, 8.50%, 7/15/27  16,975 18,163
Occidental Petroleum, 8.875%, 7/15/30  32,395 36,768
Petroleos Mexicanos, 6.625%, 6/15/35  17,600 12,939
Petroleos Mexicanos, 7.69%, 1/23/50  17,830 12,599
Range Resources, 4.75%, 2/15/30 (5) 7,205 6,448

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Range Resources, 8.25%, 1/15/29  5,870 6,031
Rockcliff Energy II, 5.50%, 10/15/29 (5) 8,625 7,892
Solaris Midstream Holdings, 7.625%, 4/1/26 (5) 8,490 8,405
Southwestern Energy, 4.75%, 2/1/32  11,155 9,538
Tallgrass Energy Partners, 5.50%, 1/15/28 (5) 7,230 6,507
Tallgrass Energy Partners, 6.00%, 3/1/27 (5) 9,025 8,371
Tallgrass Energy Partners, 6.00%, 12/31/30 (5) 15,270 13,132
Tallgrass Energy Partners, 6.00%, 9/1/31 (5) 17,225 14,727
Tallgrass Energy Partners, 7.50%, 10/1/25 (5) 10,935 10,853
Targa Resources Partners, 6.875%, 1/15/29  10,878 11,014
Transocean, 8.75%, 2/15/30 (5) 9,800 9,972
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (5) 10,930 9,427
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (5) 13,950 11,997
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (5) 35,555 35,066
Vermilion Energy, 6.875%, 5/1/30 (5) 15,500 13,679
745,315
Entertainment & Leisure 4.2%
Carnival, 6.00%, 5/1/29 (5) 1,210 938
Carnival, 7.625%, 3/1/26 (5) 30,000 26,925
Carnival, 10.50%, 6/1/30 (5) 18,255 17,662
CDI Escrow Issuer, 5.75%, 4/1/30 (5) 24,475 22,731
Cedar Fair, 5.25%, 7/15/29  8,370 7,659
Cedar Fair, 5.375%, 4/15/27  20,185 19,251
Cinemark USA, 5.25%, 7/15/28 (5) 35,845 29,931
Live Nation Entertainment, 4.75%, 10/15/27 (5) 15,880 14,272
NCL, 5.875%, 3/15/26 (5) 19,710 17,049
NCL, 5.875%, 2/15/27 (5) 9,150 8,487
NCL, 7.75%, 2/15/29 (5) 8,615 7,473
NCL Finance, 6.125%, 3/15/28 (5) 5,740 4,779
Royal Caribbean Cruises, 5.375%, 7/15/27 (5) 14,720 12,917
Royal Caribbean Cruises, 5.50%, 8/31/26 (5) 17,195 15,561
Royal Caribbean Cruises, 5.50%, 4/1/28 (5) 12,378 10,769
Royal Caribbean Cruises, 9.25%, 1/15/29 (5) 16,740 17,765
Royal Caribbean Cruises, 11.625%, 8/15/27 (5) 15,285 16,240
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (5) 26,145 23,302
Six Flags Entertainment, 5.50%, 4/15/27 (5) 18,435 17,352
291,063
Financial 7.2%
Acrisure, 7.00%, 11/15/25 (5) 22,025 20,703
Acrisure, 10.125%, 8/1/26 (5) 24,970 24,908
Alliant Holdings Intermediate, 5.875%, 11/1/29 (5) 8,595 7,188
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 32,027 29,145
AmWINS Group, 4.875%, 6/30/29 (5) 7,895 6,691
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (5) 25,800 20,221
Cobra AcquisitionCo, 6.375%, 11/1/29 (5) 13,230 8,434

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Drawbridge Special Opportunities Fund, 3.875%, 2/15/26 (5) 5,705 5,180
Enact Holdings, 6.50%, 8/15/25 (5) 44,260 43,375
GTCR AP Finance, 8.00%, 5/15/27 (5) 19,525 18,744
Home Point Capital, 5.00%, 2/1/26 (5) 13,060 9,077
HUB International, 5.625%, 12/1/29 (5) 25,111 21,533
HUB International, 7.00%, 5/1/26 (5) 19,230 18,941
Jane Street Group, 4.50%, 11/15/29 (5) 13,465 11,799
LPL Holdings, 4.00%, 3/15/29 (5) 13,290 11,695
LPL Holdings, 4.375%, 5/15/31 (5) 2,150 1,865
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (5) 12,810 10,056
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (5) 24,890 21,405
Navient, 4.875%, 3/15/28  18,380 15,577
Navient, 5.00%, 3/15/27  12,240 10,832
Navient, 5.50%, 3/15/29  17,480 14,814
Navient, 6.75%, 6/25/25  16,535 16,287
Navient, 6.75%, 6/15/26  12,250 11,760
OneMain Finance, 3.50%, 1/15/27  8,640 7,279
OneMain Finance, 5.375%, 11/15/29  8,060 6,780
OneMain Finance, 6.625%, 1/15/28  5,755 5,338
OneMain Finance, 6.875%, 3/15/25  18,550 18,156
OneMain Finance, 7.125%, 3/15/26  5,820 5,674
PennyMac Financial Services, 4.25%, 2/15/29 (5) 22,055 17,258
PennyMac Financial Services, 5.375%, 10/15/25 (5) 12,155 11,031
PROG Holdings, 6.00%, 11/15/29 (5) 21,720 18,435
Rocket Mortgage, 4.00%, 10/15/33 (5) 9,240 6,853
Ryan Specialty Group, 4.375%, 2/1/30 (5) 6,195 5,289
Starwood Property Trust, 4.375%, 1/15/27 (5) 12,225 10,590
United Wholesale Mortgage, 5.50%, 4/15/29 (5) 8,485 7,011
United Wholesale Mortgage, 5.75%, 6/15/27 (5) 17,485 15,365
495,289
Food 0.7%
BellRing Brands, 7.00%, 3/15/30 (5) 16,625 16,397
Chobani, 7.50%, 4/15/25 (5) 8,200 7,985
Darling Ingredients, 6.00%, 6/15/30 (5) 17,950 17,299
Triton Water Holdings, 6.25%, 4/1/29 (5) 8,657 6,882
48,563
Forest Products 0.1%
Graphic Packaging International, 3.75%, 2/1/30 (5) 9,685 8,244
Mercer International, 5.50%, 1/15/26  2,170 2,067
10,311
Gaming 4.4%
Caesars Entertainment, 7.00%, 2/15/30 (5) 14,270 14,324
Caesars Entertainment, 8.125%, 7/1/27 (5) 50,295 50,798
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (5) 7,505 7,001
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (5) 2,580 2,898

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
International Game Technology, 4.125%, 4/15/26 (5) 6,700 6,206
International Game Technology, 5.25%, 1/15/29 (5) 25,335 23,467
International Game Technology, 6.25%, 1/15/27 (5) 17,023 16,661
MGM China Holdings, 4.75%, 2/1/27 (5) 10,685 9,413
MGM China Holdings, 5.25%, 6/18/25 (5) 2,455 2,316
MGM China Holdings, 5.375%, 5/15/24 (5) 275 267
MGM China Holdings, 5.875%, 5/15/26 (5) 7,510 6,954
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (5) 12,700 10,271
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,462
Midwest Gaming Borrower, 4.875%, 5/1/29 (5) 13,340 11,406
Playtika Holding, 4.25%, 3/15/29 (5) 12,570 10,197
Sands China, 4.875%, 6/18/30  8,915 7,785
Sands China, 5.90%, 8/8/28  14,040 13,305
Scientific Games Holdings, 6.625%, 3/1/30 (5) 14,995 13,158
Scientific Games International, 7.00%, 5/15/28 (5) 12,890 12,568
Scientific Games International, 7.25%, 11/15/29 (5) 36,995 36,486
Wynn Macau, 5.50%, 1/15/26 (5) 12,005 10,996
Wynn Macau, 5.50%, 10/1/27 (5) 23,082 20,335
Wynn Resorts Finance, 5.125%, 10/1/29 (5) 10,965 9,759
Wynn Resorts Finance, 7.125%, 2/15/31 (5) 610 606
305,639
Health Care 6.4%
AdaptHealth, 5.125%, 3/1/30 (5) 19,745 17,030
Avantor Funding, 4.625%, 7/15/28 (5) 37,850 34,822
Bausch Health Americas, 9.25%, 4/1/26 (5) 8,525 6,394
Catalent Pharma Solutions, 5.00%, 7/15/27 (5) 7,665 7,387
CHS, 5.25%, 5/15/30 (5) 21,825 17,569
CHS, 6.00%, 1/15/29 (5) 12,215 10,627
CHS, 6.125%, 4/1/30 (5) 31,730 21,656
CHS, 6.875%, 4/15/29 (5) 9,900 6,979
CHS, 8.00%, 12/15/27 (5) 24,945 24,197
DaVita, 4.625%, 6/1/30 (5) 25,160 20,757
IQVIA, 5.00%, 10/15/26 (5) 2,900 2,770
Medline Borrower, 5.25%, 10/1/29 (5) 24,205 19,969
Minerva Merger Sub, 6.50%, 2/15/30 (5) 33,940 26,728
Molina Healthcare, 4.375%, 6/15/28 (5) 14,875 13,387
Organon, 5.125%, 4/30/31 (5) 19,215 16,381
Radiology Partners, 9.25%, 2/1/28 (5) 10,888 6,642
Select Medical, 6.25%, 8/15/26 (5) 20,080 19,176
Tenet Healthcare, 4.375%, 1/15/30  18,735 16,393
Tenet Healthcare, 6.125%, 10/1/28  45,700 42,044
Tenet Healthcare, 6.125%, 6/15/30 (5) 20,178 19,169
Tenet Healthcare, 6.875%, 11/15/31  10,830 9,964
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 13,355
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 29,392

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 24,009
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  14,510 14,691
441,488
Information Technology 4.4%
Boxer Parent, 7.125%, 10/2/25 (5) 8,905 8,827
Boxer Parent, 9.125%, 3/1/26 (5) 10,800 10,530
Central Parent, 7.25%, 6/15/29 (5) 51,005 49,730
Cloud Software Group Holdings, 6.50%, 3/31/29 (5) 14,085 12,219
Entegris Escrow, 5.95%, 6/15/30 (5) 68,145 63,460
Gen Digital, 6.75%, 9/30/27 (5) 21,335 20,908
Gen Digital, 7.125%, 9/30/30 (5) 18,002 17,552
Go Daddy Operating, 5.25%, 12/1/27 (5) 7,220 6,832
Match Group Holdings II, 3.625%, 10/1/31 (5) 13,540 10,646
Match Group Holdings II, 4.125%, 8/1/30 (5) 24,050 19,961
Match Group Holdings II, 4.625%, 6/1/28 (5) 8,145 7,249
Match Group Holdings II, 5.00%, 12/15/27 (5) 8,265 7,697
Match Group Holdings II, 5.625%, 2/15/29 (5) 7,940 7,285
McAfee, 7.375%, 2/15/30 (5) 16,590 13,085
ROBLOX, 3.875%, 5/1/30 (5) 12,490 10,242
Twilio, 3.875%, 3/15/31  13,350 10,914
Viavi Solutions, 3.75%, 10/1/29 (5) 6,480 5,411
ZipRecruiter, 5.00%, 1/15/30 (5) 7,990 6,711
ZoomInfo Technologies, 3.875%, 2/1/29 (5) 15,027 12,510
301,769
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31 (5) 16,975 14,450
Park Intermediate Holdings, 4.875%, 5/15/29 (5) 10,160 8,483
Park Intermediate Holdings, 5.875%, 10/1/28 (5) 8,775 7,810
RHP Hotel Properties, 4.50%, 2/15/29 (5) 16,525 14,377
45,120
Manufacturing 1.3%
Gates Global, 6.25%, 1/15/26 (5) 11,705 11,412
Hillenbrand, 3.75%, 3/1/31  9,145 7,407
Hillenbrand, 5.00%, 9/15/26  430 409
Madison IAQ, 4.125%, 6/30/28 (5) 19,445 16,528
Madison IAQ, 5.875%, 6/30/29 (5) 11,160 8,872
Mueller Water Products, 4.00%, 6/15/29 (5) 17,000 14,875
Sensata Technologies, 4.00%, 4/15/29 (5) 15,515 13,634
Sensata Technologies, 5.875%, 9/1/30 (5) 11,945 11,378
Stevens Holding, 6.125%, 10/1/26 (5) 7,140 7,247
91,762
Metals & Mining 2.1%
Alcoa Nederland Holding, 6.125%, 5/15/28 (5) 11,935 11,726
Arconic, 6.125%, 2/15/28 (5) 20,499 20,166
ATI, 5.125%, 10/1/31  7,935 6,983

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Big River Steel, 6.625%, 1/31/29 (5) 19,532 19,044
ERO Copper, 6.50%, 2/15/30 (5) 8,400 7,084
FMG Resources, 4.50%, 9/15/27 (5) 12,295 11,311
FMG Resources, 5.875%, 4/15/30 (5) 12,210 11,447
Hecla Mining, 7.25%, 2/15/28  29,735 28,917
Hudbay Minerals, 6.125%, 4/1/29 (5) 15,290 13,514
Novelis, 4.75%, 1/30/30 (5) 18,235 15,956
146,148
Other Telecommunications 0.2%
Embarq, 7.995%, 6/1/36  10,315 4,384
Level 3 Financing, 3.75%, 7/15/29 (5) 12,780 8,003
12,387
Real Estate Investment Trust Securities 0.8%
Necessity Retail, 4.50%, 9/30/28 (5) 25,045 19,754
Service Properties Trust, 4.35%, 10/1/24  17,635 16,886
Service Properties Trust, 7.50%, 9/15/25  15,380 15,226
51,866
Restaurants 1.0%
Dave & Buster's, 7.625%, 11/1/25 (5) 15,674 15,870
Yum! Brands, 5.35%, 11/1/43  19,590 16,456
Yum! Brands, 5.375%, 4/1/32  15,620 14,487
Yum! Brands, 6.875%, 11/15/37  17,960 18,678
65,491
Retail 1.5%
At Home Group, 4.875%, 7/15/28 (5) 6,210 4,580
At Home Group, 7.125%, 7/15/29 (5) 8,250 5,156
Bath & Body Works, 6.625%, 10/1/30 (5) 26,510 25,118
Bath & Body Works, 6.694%, 1/15/27  1,620 1,604
Bath & Body Works, 6.95%, 3/1/33  7,052 6,135
Bath & Body Works, 7.50%, 6/15/29  9,820 9,845
Bath & Body Works, 9.375%, 7/1/25 (5) 7,301 7,721
Linens 'n Things, 8.338%, 4/30/23 (3)(4) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (5) 16,405 14,354
PetSmart, 4.75%, 2/15/28 (5) 3,320 3,038
PetSmart, 7.75%, 2/15/29 (5) 25,505 24,804
QVC, 4.45%, 2/15/25  658 531
102,886
Satellites 1.5%
Connect Finco, 6.75%, 10/1/26 (5) 20,000 18,600
Hughes Satellite Systems, 6.625%, 8/1/26  28,605 27,318
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 11,350 9,875
Maxar Technologies, 7.75%, 6/15/27 (5) 22,000 23,017
Telesat Canada, 6.50%, 10/15/27 (5) 11,445 3,433
Viasat, 5.625%, 4/15/27 (5) 24,365 22,233
104,476

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Services 6.6%
Adtalem Global Education, 5.50%, 3/1/28 (5) 12,012 11,051
Advantage Sales & Marketing, 6.50%, 11/15/28 (5) 12,485 9,520
Albion Financing 1, 6.125%, 10/15/26 (5) 16,845 15,076
Albion Financing 2, 8.75%, 4/15/27 (5) 7,065 6,014
Allied Universal Holdco, 6.00%, 6/1/29 (5) 12,370 9,216
Allied Universal Holdco, 9.75%, 7/15/27 (5) 33,680 30,859
Clarivate Science Holdings, 4.875%, 7/1/29 (5) 11,855 10,195
eG Global Finance, 6.25%, 10/30/25 (EUR)  730 682
eG Global Finance, 6.75%, 2/7/25 (5) 22,069 19,862
eG Global Finance, 8.50%, 10/30/25 (5) 15,759 13,947
Fair Isaac, 4.00%, 6/15/28 (5) 19,945 18,075
Fair Isaac, 5.25%, 5/15/26 (5) 19,800 19,305
Gartner, 3.625%, 6/15/29 (5) 27,715 23,904
Gartner, 4.50%, 7/1/28 (5) 5,740 5,267
GFL Environmental, 4.75%, 6/15/29 (5) 32,070 28,583
H&E Equipment Services, 3.875%, 12/15/28 (5) 34,955 30,061
IPD 3, 5.50%, 12/1/25 (EUR) (5) 3,355 3,458
MSCI, 3.25%, 8/15/33 (5) 21,665 17,088
MSCI, 4.00%, 11/15/29 (5) 11,540 10,199
Presidio Holdings, 8.25%, 2/1/28 (5) 19,285 18,393
Prime Security Services Borrower, 5.75%, 4/15/26 (5) 12,180 11,784
Prime Security Services Borrower, 6.25%, 1/15/28 (5) 18,475 17,113
Sabre GLBL, 7.375%, 9/1/25 (5) 11,250 10,519
Sabre GLBL, 9.25%, 4/15/25 (5) 7,385 7,265
Sabre GLBL, 11.25%, 12/15/27 (5) 6,080 6,057
Staples, 7.50%, 4/15/26 (5) 26,818 23,868
Staples, 10.75%, 4/15/27 (5) 8,333 6,333
TK Elevator Holdco, 7.625%, 7/15/28 (5) 25,260 23,176
TK Elevator U.S. Newco, 5.25%, 7/15/27 (5) 33,230 30,073
United Rentals North America, 3.75%, 1/15/32  5,125 4,292
United Rentals North America, 3.875%, 2/15/31  15,500 13,291
Verde Bidco, 4.625%, 10/1/26 (EUR) (5) 2,135 2,050
456,576
Supermarkets 0.6%
Albertsons, 4.875%, 2/15/30 (5) 12,940 11,613
Iceland Bondco, 4.625%, 3/15/25 (GBP)  13,935 14,902
New Albertsons, 7.45%, 8/1/29  4,195 4,279
United Natural Foods, 6.75%, 10/15/28 (5) 11,785 11,166
41,960
Transportation 0.3%
Watco, 6.50%, 6/15/27 (5) 19,440 17,788
17,788
Utilities 4.1%
Calpine, 4.50%, 2/15/28 (5) 8,260 7,434

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Calpine, 5.00%, 2/1/31 (5) 17,725 14,579
Calpine, 5.125%, 3/15/28 (5) 24,635 21,864
NextEra Energy Operating Partners, 4.25%, 9/15/24 (5) 1,458 1,367
NextEra Energy Operating Partners, 4.50%, 9/15/27 (5) 7,425 6,775
NiSource, VR, 5.65% (6)(8) 12,860 12,506
Pattern Energy Operations, 4.50%, 8/15/28 (5) 3,515 3,128
PG&E, 5.00%, 7/1/28  28,447 25,887
PG&E, 5.25%, 7/1/30  30,655 27,475
Pike, 5.50%, 9/1/28 (5) 13,733 11,896
Terraform Global Operating, 6.125%, 3/1/26 (5) 19,029 18,173
TerraForm Power Operating, 5.00%, 1/31/28 (5) 14,455 13,262
TransAlta, 7.75%, 11/15/29  5,070 5,171
Vistra, VR, 7.00% (5)(6)(8) 32,335 30,233
Vistra, VR, 8.00% (5)(6)(8) 41,780 40,318
Vistra Operations, 4.375%, 5/1/29 (5) 46,345 39,973
280,041
Wireless Communications 0.3%
Iliad Holding SASU, 6.50%, 10/15/26 (5) 25,855 24,174
24,174
Total Corporate Bonds (Cost $6,807,065) 6,168,128
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO,VR, 11/1/43 (9) 47,349 20,360
Total Municipal Securities (Cost $25,502) 20,360
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 4.60% (10)(11) 53,807 53,807
53,807

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.70%, 3/23/23 (12) 9,580 9,554
9,554
Total Short-Term Investments (Cost $63,366) 63,361
Total Investments in Securities 98.6%
(Cost $7,455,021) $ 6,787,409
Other Assets Less Liabilities 1.4% 93,243
Net Assets 100.0% $ 6,880,652
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$4,845,916 and represents 70.4% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$8,504 and represents 0.1% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies
(12) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
1M TSFR One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
OTC Over-the-counter
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX. NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 4/19/23
@ 0.93%* 1 120,125 (160)
Total Options Written (Premiums $(192)) $ (160)
* Exercise Spread

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (2,399) (355) (2,044)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 * 34,500 844 896 (52)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2,096)
Total Centrally Cleared Swaps (2,096)
Net payments (receipts) of variation margin to date 2,059
Variation margin receivable (payable) on centrally cleared swaps $ (37)
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $316.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 16,162 EUR 15,051 $ 169
Deutsche Bank 4/21/23 USD 18,464 GBP 15,034 362
RBC Dominion Securities 4/21/23 USD 1,013 GBP 821 25
Net unrealized gain (loss) on open forward
currency exchange contracts $ 556

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 1,649++
Totals $ —# $ — $ 1,649+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 99,841  ¤  ¤ $ 53,807
Total $ 53,807^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,649 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,807.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it

T. ROWE PRICE High Yield Fund

with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE High Yield Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 396,156 $ 6,272 $ 402,428
Common Stocks 37,005 — — 37,005
Fixed Income Securities
1
— 25,992 — 25,992
Convertible Preferred Stocks — 90,495 — 90,495
Corporate Bonds — 6,168,128 — 6,168,128
Short-Term Investments 53,807 9,554 — 63,361
Total Securities 90,812 6,690,325 6,272 6,787,409
Forward Currency Exchange
Contracts — 556 — 556
Total $ 90,812 $ 6,690,881 $ 6,272 $ 6,787,965
Liabilities
Options Written $ — $ 160 $ — $ 160
Swaps* — 2,096 — 2,096
Total $ — $ 2,256 $ — $ 2,256
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F57-054Q3 02/23